LEASES (Details 1) - USD ($)	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Operating Lease
2020	$ 339,136
2021	319,959
2022	51,189
2023	13,613
Total	723,897
Less: amount representing interest	38,386
Present value of future minimum lease payments	685,511	$ 1,000,000
Operating lease liability - current	313,460
Noncurrent operating lease liabilities	$ 372,051